Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
FG Group Holdings Inc [Member]
Revenue

5. Revenue

The following tables disaggregate the Company’s revenue by major source for the years ended December 31, 2023 and December 31, 2022 (in thousands):

	Year Ended December 31, 2023			Year Ended December 31, 2022
	Strong Entertainment	Other	Total	Strong Entertainment	Other	Total
Screen system sales	$14,925	$-	$14,925	$13,923	$-	$13,923
Digital equipment sales	12,937	-	12,937	13,245	-	13,245
Extended warranty sales	182	-	182	347	-	347
Other product sales	2,732	-	2,732	2,604	-	2,604
Total product sales	30,776	-	30,776	30,119	-	30,119
Field maintenance and monitoring services	7,808	-	7,808	6,797	-	6,797
Installation services	3,508	-	3,508	1,889	-	1,889
Other service revenues	524	712	1,236	148	1,370	1,518
Total service revenues	11,840	712	12,552	8,834	1,370	10,204
Total	$42,616	$712	$43,328	$38,953	$1,370	$40,323

The following tables disaggregate the Company’s revenue by the timing of transfer of goods or services to the customer for the years ended December 31, 2023 and December 31, 2022 (in thousands):

	Year Ended December 31, 2023			Year Ended December 31, 2022
	Strong Entertainment	Other	Total	Strong Entertainment	Other	Total
Point in time	$36,441	$66	$36,507	$33,599	$139	$33,738
Over time	6,175	646	6,821	5,354	1,231	6,585
Total	$42,616	$712	$43,328	$38,953	$1,370	$40,323

At December 31, 2023, the unearned revenue amount associated with maintenance and monitoring services and extended warranty sales in which the Company is the primary obligor was $0.8 million. The Company expects to recognize $0.8 million of unearned revenue amounts during 2024 and immaterial amounts during 2025-2026. The amount expected to be recorded during 2024 includes $0.2 million related to long-term projects that the Company’s uses the percentage-of- completion method to recognize revenue.

Strong Global Entertainment Inc [Member]
Revenue

4. Revenue

The Company accounts for revenue using the following steps:

●	Identify the contract, or contracts, with a customer;
●	Identify the performance obligations in the contract;
●	Determine the transaction price;
●	Allocate the transaction price to the identified performance obligations; and
●	Recognize revenue when, or as, the Company satisfies the performance obligations.

The Company combines contracts with the same customer into a single contract for accounting purposes when the contracts are entered into at or near the same time and the contracts are negotiated as a single commercial package, consideration in one contract depends on the other contract, or the services are considered a single performance obligation. If an arrangement involves multiple performance obligations, the items are analyzed to determine whether they are distinct, whether the items have value on a standalone basis, and whether there is objective and reliable evidence of their standalone selling price. The total contract transaction price is allocated to the identified performance obligations based upon the relative standalone selling prices of the performance obligations. The standalone selling price is based on an observable price for services sold to other comparable customers, when available, or an estimated selling price using a cost-plus margin approach. Management estimates the amount of total contract consideration it expects to receive for variable arrangements by determining the most likely amount it expects to earn from the arrangement based on the expected quantities of services it expects to provide and the contractual pricing based on those quantities. The Company only includes a portion of variable consideration in the transaction price when it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur or when the uncertainty associated with the variable consideration is subsequently resolved. The Company considers the sensitivity of the estimate, its relationship and experience with the client and variable services being performed, the range of possible revenue amounts and the magnitude of the variable consideration to the overall arrangement.

As discussed in more detail below, revenue is recognized when a customer obtains control of promised goods or services under the terms of a contract and is measured as the amount of consideration the Company expects to receive in exchange for transferring goods or providing services. The Company typically does not have any material extended payment terms, as payment is due at or shortly after the time of the sale. Sales, value-added and other taxes collected concurrently with revenue producing activities are excluded from revenue.

The Company recognizes contract assets or unbilled receivables related to revenue recognized for services completed but not yet invoiced to the clients. Unbilled receivables are recorded as accounts receivable when the Company has an unconditional right to contract consideration. A contract liability is recognized as deferred revenue when the Company invoices clients, or receives cash, in advance of performing the related services under the terms of a contract. Deferred revenue is recognized as revenue when the Company has satisfied the related performance obligation.

The Company defers costs to acquire contracts, including commissions, incentives and payroll taxes, if they are incremental and recoverable costs of obtaining a customer contract with a term exceeding one year. Deferred contract costs are reported within other assets and amortized to selling expense over the contract term, which generally ranges from one to five years. The Company has elected to recognize the incremental costs of obtaining a contract with a term of less than one year as a selling expense when incurred. The Company did not have any deferred contract costs as of March 31, 2024 or December 31, 2023.

The following tables disaggregate the Company’s revenue by major source for the three months ended March 31, 2024 and 2023 (in thousands):

	Three Months Ended March 31, 2024	Three Months Ended March 31, 2023
Screen system sales	$3,035	$2,958
Digital equipment sales	4,238	3,526
Extended warranty sales	58	51
Other product sales	691	669
Total product sales	8,022	7,204
Field maintenance and monitoring services	1,909	1,891
Installation services	936	802
Other service revenues	203	54
Total service revenues	3,048	2,747
Total	$11,070	$9,951

Screen system sales

The Company typically recognizes revenue on the sale of its screen systems when control of the screen is transferred to the customer, usually at time of shipment. However, revenue is recognized upon delivery for certain international shipments with longer shipping transit times because control transfers upon delivery to the customer. The cost of freight and shipping to the customer is recognized in cost of sales at the time of transfer of control to the customer. For contracts that are long-term in nature, the Company believes that the use of the percentage-of-completion method is appropriate as management has the ability to make reasonably dependable estimates of the extent of progress towards completion, contract revenues, and contract costs. Under the percentage-of-completion method, revenue is recorded based on the ratio of actual costs incurred to total estimated costs expected to be incurred related to the contract.

Digital equipment sales

The Company recognizes revenue on sales of digital equipment when the control of the equipment is transferred, which typically occurs at the time of shipment from the Company’s warehouse or drop-shipment from a third party. The cost of freight and shipping to the customer is recognized in cost of sales at the time of transfer of control to the customer. The Company typically records revenue for drop-shipment orders on a gross basis as the Company (i) is responsible for fulfilling the order, (ii) has inventory risk, (iii) would be the recipient of any returned items and (iv) has discretion over pricing. The cost of freight and shipping to the customer is recognized in cost of sales at the time of transfer of control to the customer.

Field maintenance and monitoring services

The Company sells service contracts that provide maintenance and monitoring services to its Strong Entertainment customers. These contracts are generally 12 months in length. Revenue related to service contracts is recognized ratably over the term of the agreement.

In addition to selling service contracts, the Company also performs discrete time and materials-based maintenance and repair work for customers. Revenue related to time and materials-based maintenance and repair work is recognized at the point in time when the performance obligation has been fully satisfied.

Installation services

The Company performs installation services for its customers and recognizes revenue upon completion of the installations.

Extended warranty sales

The Company sells extended warranties to its customers. Typically, the Company is the primary obligor, and revenue is recognized on a gross basis ratably over the term of the extended warranty.

Timing of revenue recognition

The following tables disaggregate the Company’s revenue by the timing of transfer of goods or services to the customer for the three months ended March 31, 2024 and 2023 (in thousands):

	Three Months Ended March 31, 2024	Three Months Ended March 31, 2023
Point in time	$9,473	$8,430
Over time	1,597	1,521
Total	$11,070	$9,951

At March 31, 2024, the unearned revenue amount associated with maintenance and monitoring services and extended warranty sales in which the Company is the primary obligor was $0.4 million. The Company expects to recognize $0.4 million of unearned revenue amounts during the remainder of 2024 and immaterial amounts during 2025-2026. The amount expected to be recorded during 2024 includes $0.1 million related to long-term projects for which the Company uses the percentage-of- completion method to recognize revenue.

The following tables summarize the Company’s revenue by geographic area for the three months ended March 31, 2024 and 2023 (in thousands):

	Three Months Ended March 31, 2024	Three Months Ended March 31, 2023
United States	$9,629	$8,577
Canada	163	313
China	81	22
Mexico	18	-
Latin America	159	256
Europe	656	396
Asia (excluding China)	88	153
Other	276	234
Total	$11,070	$9,951

6. Revenue

The following tables disaggregate the Company’s revenue by major source for the years ended December 31, 2023 and December 31, 2022 (in thousands):

	Year Ended December 31, 2023	Year Ended December 31, 2022
Screen system sales	$14,925	$13,923
Digital equipment sales	12,937	13,245
Extended warranty sales	182	347
Other product sales	2,732	2,604
Total product sales	30,776	30,119
Field maintenance and monitoring services	7,808	6,797
Installation services	3,508	1,889
Other service revenues	524	148
Total service revenues	11,840	8,834
Total net revenues	$42,616	$38,953

The following tables disaggregate the Company’s revenue by the timing of transfer of goods or services to the customer for the years ended December 31, 2023 and December 31, 2022 (in thousands):

	Year Ended December 31, 2023	Year Ended December 31, 2022
Point in time	$36,441	$33,599
Over time	6,175	5,354
Total revenues	$42,616	$38,953

At December 31, 2023, the unearned revenue amount associated with maintenance and monitoring services and extended warranty sales in which the Company is the primary obligor was $0.7 million. The Company expects to recognize $0.7 million of unearned revenue amounts during 2024 and immaterial amounts during 2025-2026. The amount expected to be recorded during 2024 includes $0.2 million related to long-term projects that the Company’s uses the percentage-of- completion method to recognize revenue.

The following tables summarize the Company’s revenue by geographic area for the years ended December 31, 2023 and December 31, 2022 (in thousands):

	Year Ended December 31, 2023	Year Ended December 31, 2022
United States	$36,111	$33,585
Canada	1,192	1,622
China	22	327
Mexico	145	20
Latin America	593	592
Europe	1,449	1,076
Asia (excluding China)	2,265	809
Other	839	922
Total	$42,616	$38,953